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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]:  Amendment Number:

   This Amendment (Check only one.):        [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Chieftain Capital Management, Inc.

Address:  12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Managing Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:

    /s/ Thomas D. Stern             New York, New York         February 12, 2004
----------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total:  $ 2,613,632 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
COLUMN 1                 COLUMN 2  COLUMN 3     COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7             COLUMN 8
--------                 --------  --------     --------          --------         --------   --------             --------
                         TITLE OF                 VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER           VOTING AUTHORITY
NAME OF ISSUER            CLASS     CUSIP       (x $1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE       SHARED    NONE
-----------------------  --------  ------       --------   -------     ---  ----  ----------  --------     ----       ------    ----
COMCAST CORP NEW         CL A SPL  20030N 20 0   663,519  21,205,465   SH         SOLE                   21,205,465

LABORATORY CORP AMER     COM NEW   50540R 40 9   459,396  12,432,908   SH         SOLE                   12,432,908
HOLDINGS

IRON MTN INC PA          COM       462846 10 6   443,987  11,228,800   SH         SOLE                   11,228,800

ENCANA CORP              COM       292505 10 4   297,416   7,540,972   SH         SOLE                    7,540,972

OXFORD HEALTH PLANS INC  COM       691471 10 6   264,176   6,073,005   SH         SOLE                    6,073,005

CITIZENS COMMUNI-        COM       17453B 10 1   219,609  17,681,905   SH         SOLE                   17,681,905
CATIONS CO

SHAW COMMUNI-
CATIONS INC              CL B      82028K 20 0   193,043  12,438,343   SH         SOLE                   12,438,343

YANKEE CANDLE INC        COM       984757 10 4    72,486   2,652,244   SH         SOLE                    2,652,244
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